Related parties	12 Months Ended
Dec. 31, 2020
Related parties
Related parties

32 Related parties

UK Government

The UK Government through HM Treasury is the ultimate controlling party of The NatWest Group plc. The UK government's shareholding is managed by UK Government Investments Limited, a company wholly owned by the UK Government. As a result the UK Government and UK Government controlled bodies are related parties of the Group.

At 31 December 2020, HM Treasury’s holding in the company’s ordinary shares was 61.9%.

NatWest Group enters into transactions with many of these bodies. Transactions include the payment of: taxes – principally UK corporation tax (Note 7) and value added tax; national insurance contributions; local authority rates; and regulatory fees and levies (including the bank levy (Note 3) and FSCS levies (Note 26) - together with banking transactions such as loans and deposits undertaken in the normal course of banker-customer relationships.

Bank of England facilities

NatWest Group may participate in a number of schemes operated by the Bank of England in the normal course of business.

Members of NatWest Group that are UK authorised institutions are required to maintain non-interest bearing (cash ratio) deposits with the Bank of England amounting to 0.368% of their average eligible liabilities in excess of £600 million. They also have access to Bank of England reserve accounts: sterling current accounts that earn interest at the Bank of England Base Rate.

NatWest Group provides guarantees for certain subsidiary liabilities to the Bank of England.

Other related parties

(a)

In their roles as providers of finance, NatWest Group companies provide development and other types of capital support to businesses. These investments are made in the normal course of business. In some instances, the investment may extend to ownership or control over 20% or more of the voting rights of the investee company. However, these investments are not considered to give rise to transactions of a materiality requiring disclosure under IAS 24.

(b)	NatWest Group recharges NatWest Group Pension Fund with the cost of administration services incurred by it. The amounts involved are not material to NatWest Group.
(c)	In accordance with IAS 24, transactions or balances between NatWest Group entities that have been eliminated on consolidation are not reported.
(d)

The captions in the primary financial statements of the parent company include amounts attributable to subsidiaries. These amounts have been disclosed in aggregate in the relevant notes to the financial statements.